Shareholder Fees {- Stock Selector All Cap Portfolio}	Apr. 30, 2022 USD ($)
02.28 VIP Stock Selector All Cap Portfolio Investor PRO -02 | Stock Selector All Cap Portfolio
Shareholder Fees:
(fees paid directly from your investment)